Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Series B Redeemable Convertible Preferred Stock
Stock issuance cost					$ 54
Common Stock | Initial Public Offering
Stock issuance cost	$ 228	$ 3,455	$ 3,683	$ 8,379
Common Stock | At The Market Offering
Stock issuance cost	$ 64		$ 285